Short-Term Loans and Current Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Short-term loans		$ 4,297
Total short-term loans and current maturities	$ 400	4,867
Current maturities percentage	5.44%
NIS [Member]
Short-term Debt [Line Items]
Short-term loans		2,096
Current maturities	$ 400	570
USD [Member]
Short-term Debt [Line Items]
Short-term loans		$ 2,201